Consolidated Statements of Cash Flows ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)		Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)		Mar. 31, 2019 INR (₨)
Cash flows from operating activities
Profit / (loss) before tax		₨ 166,074		$ 2,271	₨ (68,777)		₨ 117,730
Adjustments to reconcile profit / (loss) to net cash provided by operating activities:
Depreciation and amortisation		81,178		1,110	100,490		96,146
Impairment (reversal) / charge of property, plant and equipment/ exploration and evaluation assets/ other assets					148,022		(2,611)
Provision for loss of Asset under construction		2,440		33
Provision for doubtful debts/advances		5,126		70	3,281
Unsuccessful exploration costs written off		71		1	27		497
Fair value gain on financial assets held for trading/fair value through profit or loss		(9,340)		(128)	(5,574)		(18,393)
Share based payment expense		575		8	716		812
Loss/ (Gain) on sale of property, plant and equipment, net		(743)		(10)	562		682
Exchange loss/ (gain), net		(1,025)		(14)	3,436		5,919
Inventory Written off		1,594		22	1,176		1,564
Interest, dividend income and bargain gain		(22,306)		(305)	(17,651)		(14,498)
Interest expense		53,135		726	49,768		56,305
Costs incurred for environment clearance		2,135		29
Liabilities written back no longer required		(950)		(13)	(1,681)
Changes in assets and liabilities:
(Increase) / decrease in receivables		(29,250)		(400)	11,479		(27,783)
(Increase) / decrease in inventories		13,833		189	19,447		(6,316)
Increase / (decrease) in payables		7,515		103	(54,748)		66,889
Proceeds from short-term investments		833,293		11,393	1,033,449		833,526
Purchases of short-term investments		(751,598)		(10,276)	(983,579)		(815,230)
Cash generated from operations		350,163		4,787	239,843		295,239
Interest paid		(53,499)		(731)	(55,682)		(58,901)
Interest received		20,351		278	9,401		8,868
Dividends received		18		0	181		306
Income tax paid		(21,081)		(288)	(11,350)		(37,092)
Net cash from operating activities		295,952		4,046	182,393		208,420
Cash flows from investing activities
Consideration paid for business acquisition (net of cash and cash equivalents acquired)		(448)		(6)	(335)		(50,750)
Purchases of property, plant and equipment (including intangibles)		(68,833)		(941)	(78,227)		(89,754)
Proceeds from sale of property, plant and equipment		1,678		23	1,455		1,252
Loans repaid by related parties (Refer Note 35)		11,116		152			15
Loans to related parties (Refer Note 35)		(76,600)		(1,047)			0
Proceeds from short-term deposits		145,633		1,991	45,634		43,501
Purchases of short-term deposits		(179,839)		(2,459)	(111,899)		(19,310)
Proceeds on liquidation of structured investments					30,774
Payment towards structured investments					(4,354)		(18,152)
Net changes in restricted cash and cash equivalents		(65)		(1)	86		51
Net cash used in investing activities		(167,358)		(2,288)	(116,866)		(133,147)
Cash flows from financing activities
Repayment of working capital loan, net		(95,925)		(1,312)	(113,658)		(6,265)
Proceeds from acceptances		190,993		2,611	170,398		173,808
Repayment of acceptances		(211,398)		(2,890)	(149,221)		(186,824)
Proceeds from other short-term borrowings		104,895		1,434	22,344		44,291
Repayment of other short-term borrowings		(91,279)		(1,248)	(26,837)		(31,775)
Proceeds from long-term borrowings		167,070		2,284	118,256		168,346
Repayment of long-term borrowings		(95,770)		(1,309)	(89,959)		(98,890)
Payment of dividends to equity holders of the parent		(35,187)		(481)	(14,441)		(69,795)
Payment of dividends to non-controlling interests, including dividend distribution tax		(56,029)		(766)			(37,158)
Loan given to parent and its affiliates in excess of fair value (Refer Note 35)		(5,361)		(73)
Purchase of Treasury Shares for stock options							(1,425)
Exercise of Stock options							44
Payment for acquiring non-controlling interest					(1,074)
Payment of lease liability		(3,380)		(46)	(3,164)
Net cash used in financing activities		(131,371)		(1,796)	(87,356)		(45,643)
Effect of exchange rate changes on cash and cash equivalents		716		10	136		(936)
Net (decrease) / increase in cash and cash equivalents		(2,061)		(28)	(21,693)		28,694
Cash and cash equivalents at the beginning of the year		50,598	[1]	692	72,291	[1]	43,597
Cash and cash equivalents at the end of the year	[1]	₨ 48,537		$ 664	₨ 50,598		₨ 72,291

[1]	For composition Refer Note 21